Equity and Distributions (Details Textual) (USD $)	1 Months Ended		3 Months Ended					12 Months Ended					3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended									3 Months Ended					12 Months Ended
	Dec. 12, 2012	Dec. 14, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Dec. 22, 2011	Dec. 31, 2011 Fourth Quarter 2011 Prorated [Member]	Dec. 31, 2011 Fourth Quarter 2011 [Member]	Jan. 31, 2011 Classic [Member]	Dec. 31, 2011 Classic [Member]	Dec. 31, 2010 Classic [Member]	Jun. 30, 2006 Classic [Member]	Jun. 30, 2006 Classic Carve-Out [Member]	Dec. 31, 2011 Classic Carve-Out [Member]	Dec. 31, 2010 Classic Carve-Out [Member]	Dec. 31, 2011 BlueStone [Member]	Dec. 31, 2010 BlueStone [Member]	Dec. 31, 2009 BlueStone [Member]	Jan. 31, 2011 NGP VIII [Member]	Dec. 31, 2009 NGP VIII [Member]	Dec. 31, 2011 WHT [Member]	Dec. 14, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Previous Owners [Member]	Dec. 31, 2012 Memorial Resource [Member]	Dec. 31, 2012 Subordinated units [Member]	Dec. 31, 2011 Subordinated units [Member]	Dec. 31, 2012 Subordinated units [Member] Memorial Resource [Member]	Dec. 31, 2012 Common units [Member]	Dec. 31, 2011 Common units [Member]	Dec. 31, 2012 Common units [Member] Memorial Resource [Member]	Sep. 30, 2012 General partner [Member]	Jun. 30, 2012 General partner [Member]	Mar. 31, 2012 General partner [Member]	Dec. 31, 2012 General partner [Member]	Dec. 31, 2012 General partner [Member] Common units [Member]	Dec. 31, 2011 Senior secured revolving credit facility [Member]
Distribution Made to Member or Limited Partner [Line Items]
Revolving Credit Facility Repayments																												$ 198,300,000															$ 10,000,000
Partnership Ownership Percentage																																		100.00%			24.40%				0.10%	80.00%
Percentage of economic interest in incentive distribution rights																															50.00%
Collective percentage of cash distributions and common units received																															50.00%
Equity outstanding																																5,360,912	5,360,912		28,921,903	16,661,294
Partnership agreement Contribution																21,900,000	19,700,000			4,800,000	4,100,000	0
Capital Contributions								206,000	135,874,000	63,153,000					12,900,000				35,700,000					9,000,000	123,000,000	75,700,000	64,700,000		51,800,000	77,600,000
Cash distribution to members								34,436,000																			1,700,000
Non-Cash distribution to members																											81,600,000
Equity contribution to BlueStone																							40,000,000
Equity contributions received by BlueStone																							4,200,000
Partnership agreement Contribution																		135,900,000
Distribution per Unit			$ 0.5075	$ 0.4950	$ 0.4800	$ 0.4800	$ 0.0929						$ 0.0929	$ 0.4750
Common unit holders, pro rata percentage			99.90%																																			99.90%	99.90%	99.90%
Cash distribution percentage for general partners			0.10%																																			0.10%	0.10%	0.10%
Deemed contribution from its members																											23,800,000
Equity and Distributions (Textual) [Abstract]
Number of common units issued in public offering	10,500,000	9,000,000
Public offering price per common unit	$ 17.00	$ 19.00
Net cash proceeds from initial public offering	170,000,000	146,500,000						194,134,000	157,119,000
Additional common units granted to underwriters											1,475,000
Addition of net proceeds								24,100,000
Number of over-allotment common units issued by Partnership												600,000
Net cash proceeds from over-allotment option									10,700,000
Cash distribution adjustment period							18 days
Percentage of general partner								0.10%
Additional increasing percentages								25.00%
Incentive Distribution of common unit per quarter								0.54625
Minimum Quarterly Distribution amount per common unit								0.4750
Days required in partnership agreement									45 days
Common units, Minimum quarterly distribution			0					0
Annualized Minimum Quarterly Distribution Amount								2.3750
Annualized Minimum Quarterly Distribution Percentage								125.00%
Percentage of General Partner incentive when no subordinated units outstanding								25.00%
Percentage of General Partner interest to get incentive								0.10%
Notes payable issued by management					4,200,000
Capital contributions of noncontrolling shareholder										$ 1,206,000
Cash funded to Capital, percentage								100.00%
General partner, units outstanding			34,317				22,044	34,317	22,044
Percentage of Subordinated units, minimum quarterly distribution								125.00%
Total Quarterly Distributions Thereafter, per unit								0.59375